Taxes (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Debt Instrument [Line Items]
Tax savings	$ 0	$ 80,000,000
Diluted earnings per shares	$ (1.88)	$ (0.20)
Income tax (credits)/expenses	$ 0	$ 7,500
Net operating loss carryforward	1,800,000		$ 1,600,000
Allowance on deferred tax assets and liabilities	$ 150,000		$ 140,000
Preferential Tax Rate [Member]
Debt Instrument [Line Items]
Diluted earnings per shares	$ 0	$ 0.01